CONVERTIBLE DEBENTURE PAYABLE (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CONVERTIBLE DEBENTURE PAYABLE
Convertible Debenture Payable with Detached Free-standing Warrant	$ 0	$ 1,756,899
Unamortized Debt Discount	0	(1,291,882)
Net Convertible Debenture Payable	$ 0	$ 1,756,899